Acquisitions (Q3) (Tables)	9 Months Ended
Jun. 30, 2020
Acquisitions [Abstract]
Allocation of Purchase Price
The table below summarizes the fair values of the assets acquired at the acquisition date, including the goodwill recorded as a result of these transactions.

($ in thousands)	Three Months ended June 30, 2019	Nine Months Ended June 30, 2019
Prepaid expenses	$38	$164
Accounts receivable	101	236
Inventory	4,406	31,701
Property and equipment	7,000	7,037
Identifiable intangible assets	1,860	9,852
Goodwill	1,860	9,947
Liabilities assumed	(4,932)	(29,717)
Total purchase price	$10,333	$29,220